Voya Index Solution 2065 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2065 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	1,180
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	580
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	884
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	$ 1,062